FRANKLIN U.S. SMALL CAP EQUITY FUND

Schedule of investments (unaudited)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.1%
COMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 0.9%
EchoStar Corp., Class A Shares	14,030	$231,074	*
Iridium Communications Inc.	12,878	571,397	*

Total Diversified Telecommunication Services		802,471

Entertainment - 0.1%
Marcus Corp.	8,418	116,926

Interactive Media & Services - 1.1%
Angi Inc.	51,513	151,963	*
Cargurus Inc.	12,025	170,394	*
EverQuote Inc., Class A Shares	3,073	20,958	*
TrueCar Inc.	73,491	110,972	*
Yelp Inc.	17,370	589,017	*

Total Interactive Media & Services		1,043,304

Media - 0.4%
Gannett Co. Inc.	53,448	81,775	*
Perion Network Ltd.	16,702	322,182	*

Total Media		403,957

Wireless Telecommunication Services - 0.3%
Telephone & Data Systems Inc.	7,883	109,574
United States Cellular Corp.	5,344	139,104	*

Total Wireless Telecommunication Services		248,678

TOTAL COMMUNICATION SERVICES		2,615,336

CONSUMER DISCRETIONARY - 9.2%
Auto Components - 0.9%
Goodyear Tire & Rubber Co.	7,574	76,422	*
Modine Manufacturing Co.	30,000	388,200	*
Patrick Industries Inc.	4,009	175,755
Standard Motor Products Inc.	6,213	201,922

Total Auto Components		842,299

Automobiles - 0.2%
Winnebago Industries Inc.	4,076	216,884

Diversified Consumer Services - 0.8%
2U Inc.	35,700	223,125	*
Perdoceo Education Corp.	18,707	192,682	*
Vivint Smart Home Inc.	46,767	307,727	*

Total Diversified Consumer Services		723,534

Hotels, Restaurants & Leisure - 1.8%
Bloomin’ Brands Inc.	26,056	477,607
Bluegreen Vacations Holding Corp.	8,284	136,852

See Notes to Schedule of Investments.

Franklin U.S. Small Cap Equity Fund 2022 Quarterly Report	1

FRANKLIN U.S. SMALL CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Hotels, Restaurants & Leisure - (continued)
Cracker Barrel Old Country Store Inc.	802	$74,249
Fiesta Restaurant Group Inc.	10,622	67,343	*
International Game Technology PLC	20,000	316,000
Penn Entertainment Inc.	4,008	110,260	*
Red Robin Gourmet Burgers Inc.	3,741	25,177	*
Ruth’s Hospitality Group Inc.	10,021	168,954
SeaWorld Entertainment Inc.	6,000	273,060	*

Total Hotels, Restaurants & Leisure		1,649,502

Household Durables - 2.0%
Beazer Homes USA Inc.	44,094	426,389	*
Ethan Allen Interiors Inc.	12,693	268,330
GoPro Inc., Class A Shares	28,060	138,336	*
M/I Homes Inc.	6,948	251,726	*
MDC Holdings Inc.	4,676	128,216
Meritage Homes Corp.	6,014	422,603	*
Tri Pointe Homes Inc.	18,774	283,675	*

Total Household Durables		1,919,275

Multiline Retail - 0.2%
Macy’s Inc.	13,361	209,367

Specialty Retail - 2.9%
Academy Sports & Outdoors Inc.	12,693	535,391
Dick’s Sporting Goods Inc.	4,009	419,502
Genesco Inc.	4,143	162,903	*
Hibbett Inc.	6,681	332,780
MarineMax Inc.	9,687	288,576	*
Signet Jewelers Ltd.	8,686	496,752
TravelCenters of America Inc.	8,552	461,209	*

Total Specialty Retail		2,697,113

Textiles, Apparel & Luxury Goods - 0.4%
Lakeland Industries Inc.	11,357	130,946	*
Movado Group Inc.	9,353	263,568

Total Textiles, Apparel & Luxury Goods		394,514

TOTAL CONSUMER DISCRETIONARY		8,652,488

CONSUMER STAPLES - 4.5%
Beverages - 0.5%
Coca-Cola Consolidated Inc.	1,203	495,311

Food & Staples Retailing - 1.4%
SpartanNash Co.	22,322	647,784
United Natural Foods Inc.	18,707	642,960	*

Total Food & Staples Retailing		1,290,744

See Notes to Schedule of Investments.

2	Franklin U.S. Small Cap Equity Fund 2022 Quarterly Report

FRANKLIN U.S. SMALL CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Food Products - 1.4%
Darling Ingredients Inc.	10,000	$661,500	*
John B Sanfilippo & Son Inc.	4,009	303,602
Simply Good Foods Co.	11,357	363,310	*

Total Food Products		1,328,412

Personal Products - 0.6%
Medifast Inc.	2,873	311,318
Nature’s Sunshine Products Inc.	11,491	94,686	*
USANA Health Sciences Inc.	3,274	183,508	*

Total Personal Products		589,512

Tobacco - 0.6%
Turning Point Brands Inc.	7,349	156,019
Vector Group Ltd.	44,094	388,468

Total Tobacco		544,487

TOTAL CONSUMER STAPLES		4,248,466

ENERGY - 6.3%
Oil, Gas & Consumable Fuels - 6.3%
Chord Energy Corp.	3,675	502,630
Diamondback Energy Inc.	5,011	603,625
Golar LNG Ltd.	19,375	482,825	*
Laredo Petroleum Inc.	3,000	188,550	*
Murphy Oil Corp.	20,043	704,912
Ovintiv Inc.	14,779	679,834
PDC Energy Inc.	4,343	250,982
Ranger Oil Corp., Class A Shares	20,043	630,352
REX American Resources Corp.	6,015	167,939	*
SandRidge Energy Inc.	53,448	871,737	*
SM Energy Co.	23,383	879,435

TOTAL ENERGY		5,962,821

FINANCIALS - 16.5%
Banks - 9.5%
Amerant Bancorp Inc.	10,151	252,151
Associated Banc-Corp.	19,000	381,520
Berkshire Hills Bancorp Inc.	18,707	510,701
Carter Bankshares Inc.	30,022	483,354	*
Central Pacific Financial Corp.	11,491	237,749
Community Trust Bancorp Inc.	2,404	97,482
Equity Bancshares Inc., Class A Shares	9,554	283,085
Financial Institutions Inc.	10,021	241,205
First BanCorp	66,757	913,236
First Commonwealth Financial Corp.	21,810	280,040

See Notes to Schedule of Investments.

Franklin U.S. Small Cap Equity Fund 2022 Quarterly Report	3

FRANKLIN U.S. SMALL CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Banks - (continued)
First Financial Corp.	6,614	$298,887
First Horizon Corp.	26,724	611,980
First Internet Bancorp	6,013	203,600
Flushing Financial Corp.	20,043	388,233
Hancock Whitney Corp.	7,518	344,399
Hanmi Financial Corp.	36,745	870,121
Heartland Financial USA Inc.	3,674	159,305
Heritage Financial Corp.	8,685	229,892
HomeStreet Inc.	7,349	211,725
HomeTrust Bancshares Inc.	8,017	177,176
Hope Bancorp Inc.	32,269	407,880
Midland States Bancorp Inc.	14,221	335,189
OFG Bancorp	18,467	464,076
Peoples Bancorp Inc.	10,355	299,570
Umpqua Holdings Corp.	16,034	274,021

Total Banks		8,956,577

Capital Markets - 0.6%
BGC Partners Inc., Class A Shares	87,455	274,609
CION Investment Corp.	22,300	189,550
Evercore Inc., Class A Shares	1,336	109,886

Total Capital Markets		574,045

Consumer Finance - 1.3%
Bread Financial Holdings Inc.	3,674	115,547
Enova International Inc.	20,043	586,659	*
LendingClub Corp.	26,615	294,096	*
Navient Corp.	16,000	235,040

Total Consumer Finance		1,231,342

Diversified Financial Services - 0.6%
Acacia Research Corp.	47,700	192,708	*
Jackson Financial Inc., Class A Shares	11,800	327,450

Total Diversified Financial Services		520,158

Insurance - 1.7%
Genworth Financial Inc., Class A Shares	100,216	350,756	*
ProAssurance Corp.	12,025	234,608
Safety Insurance Group Inc.	5,212	425,091
Stewart Information Services Corp.	8,017	349,862
United Fire Group Inc.	9,487	272,561

Total Insurance		1,632,878

Mortgage Real Estate Investment Trusts (REITs) - 0.2%
Redwood Trust Inc.	36,918	211,909

See Notes to Schedule of Investments.

4	Franklin U.S. Small Cap Equity Fund 2022 Quarterly Report

FRANKLIN U.S. SMALL CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Thrifts & Mortgage Finance - 2.6%
Essent Group Ltd.	5,151	$179,615
Flagstar Bancorp Inc.	10,021	334,701
MGIC Investment Corp.	44,763	573,862
Mr. Cooper Group Inc.	8,685	351,743	*
NMI Holdings Inc., Class A Shares	13,361	272,164	*
Radian Group Inc.	35,087	676,828

Total Thrifts & Mortgage Finance		2,388,913

TOTAL FINANCIALS		15,515,822

HEALTH CARE - 17.7%
Biotechnology - 8.4%
Abeona Therapeutics Inc.	8,551	25,995	*
ACADIA Pharmaceuticals Inc.	18,200	297,752	*
Achillion Pharmaceuticals Inc., CVR	89,796	0	*(a)(b)(c)
Actinium Pharmaceuticals Inc.	20,000	147,600	*
Aeglea BioTherapeutics Inc.	30,064	15,814	*
Agios Pharmaceuticals Inc.	7,727	218,520	*
Akebia Therapeutics Inc.	80,173	25,351	*
Alaunos Therapeutics Inc.	128,783	221,507	*
Alector Inc.	14,297	135,250	*
Alkermes PLC	13,562	302,839	*
AnaptysBio Inc.	9,621	245,432	*
Anika Therapeutics Inc.	5,010	119,238	*
Aptevo Therapeutics Inc.	10,288	31,275	*
Aravive Inc.	24,853	20,310	*
Arbutus Biopharma Corp.	30,064	57,422	*
Ardelyx Inc.	200,432	238,514	*
Arrowhead Pharmaceuticals Inc.	1,669	55,160	*
Assembly Biosciences Inc.	36,745	60,262	*
Atara Biotherapeutics Inc.	20,043	75,763	*
Beyondspring Inc.	12,092	11,971	*
Bluebird Bio Inc.	23,000	145,590	*
Calithera Biosciences Inc.	4,342	12,765	*
Caribou Biosciences Inc.	14,030	148,016	*
CASI Pharmaceuticals Inc.	23,723	61,680	*
Celldex Therapeutics Inc.	1,900	53,409	*
Cellectar Biosciences Inc.	10,124	34,017	*
Chimerix Inc.	26,992	52,095	*
Cyclerion Therapeutics Inc.	75,786	65,176	*
CytomX Therapeutics Inc.	33,405	48,437	*
Deciphera Pharmaceuticals Inc.	8,685	160,672	*

See Notes to Schedule of Investments.

Franklin U.S. Small Cap Equity Fund 2022 Quarterly Report	5

FRANKLIN U.S. SMALL CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Biotechnology - (continued)
Eagle Pharmaceuticals Inc.	5,475	$144,649	*
Editas Medicine Inc.	8,000	97,920	*
Enanta Pharmaceuticals Inc.	2,900	150,423	*
GlycoMimetics Inc.	116,129	64,068	*
Gritstone bio Inc.	26,724	68,681	*
Heron Therapeutics Inc.	28,000	118,160	*
Homology Medicines Inc.	50,000	80,500	*
Icosavax Inc.	15,000	47,400	*
Infinity Pharmaceuticals Inc.	120,000	142,800	*
Intercept Pharmaceuticals Inc.	7,349	102,519	*
Ironwood Pharmaceuticals Inc.	15,000	155,400	*
iTeos Therapeutics Inc.	4,342	82,715	*
Jounce Therapeutics Inc.	23,383	54,716	*
Karyopharm Therapeutics Inc.	19,800	108,108	*
MacroGenics Inc.	32,000	110,720	*
NextCure Inc.	23,383	64,303	*
Novavax Inc.	1,804	32,833	*
PDL BioPharma Inc.	152,500	224,175	*(a)(b)
Pieris Pharmaceuticals Inc.	29,063	33,422	*
Precigen Inc.	33,405	70,819	*
Precision BioSciences Inc.	68,684	89,289	*
Prothena Corp. PLC	6,013	364,568	*
Puma Biotechnology Inc.	23,383	55,418	*
Qualigen Therapeutics Inc.	53,448	14,271	*
RAPT Therapeutics Inc.	8,351	200,925	*
REGENXBIO Inc.	5,478	144,784	*
Rigel Pharmaceuticals Inc.	53,448	63,069	*
Sangamo Therapeutics Inc.	26,000	127,400	*
Savara Inc.	177,634	275,333	*
Selecta Biosciences Inc.	59,395	97,408	*
Sio Gene Therapies Inc.	53,448	14,965	*
Solid Biosciences Inc.	140,000	65,324	*
Spectrum Pharmaceuticals Inc.	80,173	34,474	*
Surface Oncology Inc.	54,947	57,145	*
Sutro Biopharma Inc.	21,463	119,120	*
Synlogic Inc.	75,017	71,266	*
Syros Pharmaceuticals Inc.	4,209	27,106	*
T2 Biosystems Inc.	250,540	28,311	*
Tempest Therapeutics Inc.	10,173	17,701	*
uniQure NV	4,500	84,420	*

See Notes to Schedule of Investments.

6	Franklin U.S. Small Cap Equity Fund 2022 Quarterly Report

FRANKLIN U.S. SMALL CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Biotechnology - (continued)
UNITY Biotechnology Inc.	100,000	$39,510	*
Vanda Pharmaceuticals Inc.	18,707	184,825	*
Vaxcyte Inc.	4,743	113,832	*
Verastem Inc.	104,558	88,874	*
Vir Biotechnology Inc.	7,349	141,689	*
Viracta Therapeutics Inc.	28,646	122,318	*
Voyager Therapeutics Inc.	17,171	101,652	*
Xencor Inc.	4,409	114,546	*

Total Biotechnology		7,901,706

Health Care Equipment & Supplies - 3.4%
Avanos Medical Inc.	5,946	129,504	*
Co-Diagnostics Inc.	23,383	75,059	*
Electromed Inc.	23,196	237,759	*
iRadimed Corp.	4,208	126,492
Lantheus Holdings Inc.	3,000	210,990	*
Masimo Corp.	1,905	268,910	*
Meridian Bioscience Inc.	10,939	344,907	*
QuidelOrtho Corp.	3,007	214,940	*
Shockwave Medical Inc.	3,207	891,770	*
STAAR Surgical Co.	4,009	282,835	*
Varex Imaging Corp.	12,025	254,209	*
Zynex Inc.	17,638	159,977

Total Health Care Equipment & Supplies		3,197,352

Health Care Providers & Services - 4.3%
Addus HomeCare Corp.	3,675	350,007	*
Alignment Healthcare Inc.	18,800	222,592	*
AMN Healthcare Services Inc.	4,677	495,575	*
Cross Country Healthcare Inc.	13,000	368,810	*
Ensign Group Inc.	12,026	956,067
Fulgent Genetics Inc.	4,276	163,001	*
Hanger Inc.	16,034	300,156	*
InfuSystem Holdings Inc.	12,025	84,055	*
Joint Corp.	10,021	157,430	*
ModivCare Inc.	3,300	328,944	*
Owens & Minor Inc.	8,017	193,210
Tenet Healthcare Corp.	8,018	413,568	*

Total Health Care Providers & Services		4,033,415

Health Care Technology - 0.4%
NextGen Healthcare Inc.	18,888	334,318	*

See Notes to Schedule of Investments.

Franklin U.S. Small Cap Equity Fund 2022 Quarterly Report	7

FRANKLIN U.S. SMALL CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Life Sciences Tools & Services - 0.1%
Adaptive Biotechnologies Corp.	18,000	$128,160	*

Pharmaceuticals - 1.1%
Amphastar Pharmaceuticals Inc.	8,685	244,048	*
Assertio Holdings Inc.	50,108	113,745	*
Cara Therapeutics Inc.	13,361	125,059	*
Clearside Biomedical Inc.	74,428	84,104	*
Iterum Therapeutics PLC	16,831	27,266	*
Nektar Therapeutics	30,000	96,000	*
Seelos Therapeutics Inc.	73,491	75,696	*
Theravance Biopharma Inc.	10,021	101,613	*
VYNE Therapeutics Inc.	93,534	20,867	*
WaVe Life Sciences Ltd.	43,493	157,010	*

Total Pharmaceuticals		1,045,408

TOTAL HEALTH CARE		16,640,359

INDUSTRIALS - 15.5%
Aerospace & Defense - 0.6%
AAR Corp.	10,021	358,952	*
Astronics Corp.	28,000	220,080	*

Total Aerospace & Defense		579,032

Building Products - 0.9%
Alpha Pro Tech Ltd.	17,705	71,705	*
Caesarstone Ltd.	12,827	119,420
Masonite International Corp.	8,820	628,778	*

Total Building Products		819,903

Commercial Services & Supplies - 0.5%
CoreCivic Inc.	34,474	304,750	*
GEO Group Inc.	23,383	180,049	*

Total Commercial Services & Supplies		484,799

Construction & Engineering - 1.4%
Argan Inc.	8,479	272,769
Dycom Industries Inc.	5,345	510,608	*
MYR Group Inc.	3,007	254,783	*
Orion Group Holdings Inc.	112,926	298,125	*

Total Construction & Engineering		1,336,285

Electrical Equipment - 0.8%
Encore Wire Corp.	2,000	231,080
GrafTech International Ltd.	25,788	111,146
SunPower Corp.	16,034	369,424	*

Total Electrical Equipment		711,650

See Notes to Schedule of Investments.

8	Franklin U.S. Small Cap Equity Fund 2022 Quarterly Report

FRANKLIN U.S. SMALL CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Machinery - 1.6%
Briggs & Stratton Corp.	158,200	$0	*(a)(b)(c)
Greenbrier Cos. Inc.	11,156	270,756
Manitowoc Co. Inc.	23,383	181,218	*
Terex Corp.	12,025	357,624
Titan International Inc.	55,260	670,856	*

Total Machinery		1,480,454

Professional Services - 3.3%
Barrett Business Services Inc.	1,604	125,112
CRA International Inc.	4,677	415,037
Exponent Inc.	3,675	322,187
Heidrick & Struggles International Inc.	7,349	191,001
Insperity Inc.	7,216	736,681
Kforce Inc.	12,026	705,325
TriNet Group Inc.	5,000	356,100	*
TrueBlue Inc.	13,328	254,298	*

Total Professional Services		3,105,741

Road & Rail - 1.5%
ArcBest Corp.	5,345	388,742
Covenant Logistics Group Inc.	15,366	441,004
Werner Enterprises Inc.	16,034	602,879

Total Road & Rail		1,432,625

Trading Companies & Distributors - 4.9%
BlueLinx Holdings Inc.	10,022	622,366	*
Boise Cascade Co.	5,345	317,814
Herc Holdings Inc.	5,345	555,239
MRC Global Inc.	46,767	336,255	*
NOW Inc.	66,810	671,440	*
Rush Enterprises Inc., Class A Shares	11,357	498,118
Titan Machinery Inc.	15,000	423,900	*
Triton International Ltd.	9,354	511,944
Veritiv Corp.	6,348	620,644	*

Total Trading Companies & Distributors		4,557,720

TOTAL INDUSTRIALS		14,508,209

INFORMATION TECHNOLOGY - 13.7%
Communications Equipment - 1.7%
ADTRAN Holdings Inc.	19,375	379,363
Applied Optoelectronics Inc.	34,741	94,496	*
EMCORE Corp.	45,230	75,534	*
Extreme Networks Inc.	30,064	392,936	*
Inseego Corp.	82,800	171,396	*

See Notes to Schedule of Investments.

Franklin U.S. Small Cap Equity Fund 2022 Quarterly Report	9

FRANKLIN U.S. SMALL CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Communications Equipment - (continued)
NETGEAR Inc.	8,710	$174,548	*
NetScout Systems Inc.	9,687	303,397	*

Total Communications Equipment		1,591,670

Electronic Equipment, Instruments & Components - 1.2%
Arlo Technologies Inc.	44,963	208,628	*
Avnet Inc.	4,008	144,769
Sanmina Corp.	8,017	369,423	*
TTM Technologies Inc.	21,379	281,775	*
Vishay Intertechnology Inc.	8,017	142,623

Total Electronic Equipment, Instruments & Components		1,147,218

IT Services - 1.7%
AvidXchange Holdings Inc.	30,000	252,600	*
ExlService Holdings Inc.	5,011	738,421	*
Grid Dynamics Holdings Inc.	19,709	369,150	*
International Money Express Inc.	9,800	223,342	*

Total IT Services		1,583,513

Semiconductors & Semiconductor Equipment - 2.3%
Amkor Technology Inc.	38,708	659,971
Axcelis Technologies Inc.	11,091	671,671	*
Everspin Technologies Inc.	23,383	135,388	*
Kulicke & Soffa Industries Inc.	8,017	308,895
Photronics Inc.	26,724	390,705	*

Total Semiconductors & Semiconductor Equipment		2,166,630

Software - 6.6%
A10 Networks Inc.	34,340	455,692
Alarm.com Holdings Inc.	5,011	325,013	*
Box Inc., Class A Shares	33,100	807,309	*
ChannelAdvisor Corp.	12,025	272,487	*
CommVault Systems Inc.	8,441	447,711	*
Domo Inc., Class B Shares	4,008	72,104	*
eGain Corp.	20,644	151,733	*
HubSpot Inc.	668	180,440	*
LiveRamp Holdings Inc.	8,017	145,589	*
Manhattan Associates Inc.	4,677	622,181	*
Qualys Inc.	5,078	707,822	*
Sprout Social Inc., Class A Shares	4,677	283,800	*
SPS Commerce Inc.	4,143	514,685	*
Tenable Holdings Inc.	11,357	395,224	*
Varonis Systems Inc.	7,883	209,057	*

See Notes to Schedule of Investments.

10	Franklin U.S. Small Cap Equity Fund 2022 Quarterly Report

FRANKLIN U.S. SMALL CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Software - (continued)
Workiva Inc.	5,011	$389,856	*
Zuora Inc., Class A Shares	24,051	177,496	*

Total Software		6,158,199

Technology Hardware, Storage & Peripherals - 0.2%
Stratasys Ltd.	12,025	173,280	*

TOTAL INFORMATION TECHNOLOGY		12,820,510

MATERIALS - 3.9%
Chemicals - 1.3%
AdvanSix Inc.	12,025	386,003
American Vanguard Corp.	12,827	239,865
PureCycle Technologies Inc.	30,732	248,007	*
Tronox Holdings PLC, Class A Shares	25,756	315,511

Total Chemicals		1,189,386

Metals & Mining - 1.3%
Alcoa Corp.	9,353	314,822
Haynes International Inc.	9,487	333,184
SunCoke Energy Inc.	90,862	527,908

Total Metals & Mining		1,175,914

Paper & Forest Products - 1.3%
Clearwater Paper Corp.	10,989	413,186	*
Resolute Forest Products Inc.	42,691	853,820	*

Total Paper & Forest Products		1,267,006

TOTAL MATERIALS		3,632,306

REAL ESTATE - 5.5%
Equity Real Estate Investment Trusts (REITs) - 4.5%
Apple Hospitality REIT Inc.	33,405	469,674
Braemar Hotels & Resorts Inc.	33,405	143,641
CareTrust REIT Inc.	21,463	388,695
Chatham Lodging Trust	24,854	245,309	*
Corporate Office Properties Trust	14,595	339,042
DiamondRock Hospitality Co.	65,682	493,272
Hersha Hospitality Trust, Class A Shares	66,810	533,144
Innovative Industrial Properties Inc.	2,662	235,587
Outfront Media Inc.	18,039	274,012
Pebblebrook Hotel Trust	17,370	252,039
Piedmont Office Realty Trust Inc., Class A Shares	23,717	250,452
RLJ Lodging Trust	28,125	284,625
Sabra Health Care REIT Inc.	16,702	219,130
Xenia Hotels & Resorts Inc.	8,685	119,766

Total Equity Real Estate Investment Trusts (REITs)		4,248,388

See Notes to Schedule of Investments.

Franklin U.S. Small Cap Equity Fund 2022 Quarterly Report	11

FRANKLIN U.S. SMALL CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Real Estate Management & Development - 1.0%
Forestar Group Inc.	22,047	$246,706	*
Jones Lang LaSalle Inc.	1,950	294,586	*
Marcus & Millichap Inc.	9,379	307,444
RE/MAX Holdings Inc., Class A Shares	3,374	63,802

Total Real Estate Management & Development		912,538

TOTAL REAL ESTATE		5,160,926

UTILITIES - 3.5%
Electric Utilities - 2.5%
ALLETE Inc.	7,350	367,867
IDACORP Inc.	5,145	509,406
Otter Tail Corp.	4,009	246,634
PNM Resources Inc.	10,689	488,808
Portland General Electric Co.	17,036	740,385

Total Electric Utilities		2,353,100

Gas Utilities - 0.6%
National Fuel Gas Co.	4,878	300,241
Northwest Natural Holding Co.	6,949	301,448

Total Gas Utilities		601,689

Water Utilities - 0.4%
Consolidated Water Co. Ltd.	23,498	361,399

TOTAL UTILITIES		3,316,188

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $99,252,409)		93,073,431

	RATE
SHORT-TERM INVESTMENTS - 1.0%
Invesco Treasury Portfolio, Institutional Class (Cost - $884,635)	2.846%	884,635	884,635

TOTAL INVESTMENTS - 100.1% (Cost - $100,137,044)			93,958,066
Liabilities in Excess of Other Assets - (0.1)%			(64,945)

TOTAL NET ASSETS - 100.0%			$93,893,121

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(b)	Security is valued using significant unobservable inputs (Note 1).

(c)	Value is less than $1.

Abbreviation(s) used in this schedule:

CVR	— Contingent Value Rights
REIT	— Real Estate Investment Trust

See Notes to Schedule of Investments.

12	Franklin U.S. Small Cap Equity Fund 2022 Quarterly Report

FRANKLIN U.S. SMALL CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Franklin U.S. Small Cap Equity Fund 2022 Quarterly Report	13

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Franklin U.S. Small Cap Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

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Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

15

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Common Stocks:
Health Care	$16,416,184	—	$224,175		$16,640,359
Industrials	14,508,209	—	0	*	14,508,209
Other Common Stocks	61,924,863	—	—		61,924,863

Total Long-Term Investments	92,849,256	—	224,175		93,073,431

Short-Term Investments†	884,635	—	—		884,635

Total Investments	$93,733,891	—	$224,175		$93,958,066

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

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